Unique ID	Base/Upsize	LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
6452449604	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION:
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
EXIT STRATEGY:
								05/28/2015	05/28/2015
6452449524	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY:
								04/15/2016	04/21/2016
6452449917	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to make a payment by phone. Representative provided the borrower with the principal balance information, next due payment, current interest rate, and escrow balance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	11/15/2018
6452450404	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2018	10/24/2018
6452449507	Base	XXXX	XXXX	XXXX	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Outbound call was placed to borrower to collect total amount due on loan. Borrower advised that they will make payment in the amount of $X.XX to be processed on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	11/14/2018
6452449798	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower was asking about the payment increase and was explained that it was due to the interest rate increase.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Manual retouch review shows no borrower contact between XX/XX/XXXX and XX/XX/XXXX. Skip trace done on XX/XX/XXXX. XXX Proactive Recast solicitation was sent on XX/XX/XXXX and XX/XX/XXXX. XXX and XXX Step Rate Reset Notification letter mailed on XX/XX/XXXX.
								12/31/2018	07/21/2018
6452450533	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Comments from XX/XX/XXXX indicate borrower dissatisfied that online payment did not go through. Servicer assisted borrower in completing payment over the phone and waived fee.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	09/17/2018
6452450086	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Provided borrower with information on the tax bill that was paid.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	10/05/2018
6452449816	Base	XXXX	XXXX	XXXX	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in verified account.  Account is owner occupied.  Promise to pay $X.XX effective XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	12/24/2018
6452449511	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower was asked about payment and borrower was under impression that the payment was already made or scheduled. Borrower was advised that there is a payment scheduled for today in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	03/26/2018
6452450076	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	09/30/2018
6452450919	Base	XXXX	XXXX	XXXX	1	[1] Mortgagor Deceased - Executor/Heir exists to dispose of property; identified and documented
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower inquiry in regards to insurance information on the account.  Borrower is deceased and Executor/Heir exists to dispose of property; identified and documented.  The date of death is XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	11/20/2018
6452449529	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is dismissed.  The bankruptcy was dismissed on XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	05/14/2018
6452449745	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Next payment due information, current interest rate and escrow balance information provided.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	07/19/2018
6452449375	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in with questions regarding the recast modification document received in the mail.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	10/01/2018
6452451178	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX regarding the insurance claim and check for XXX damages. The claim was later closed after funds released, and necessary documents for the claim were received.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2018	08/03/2018
6452450582	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2018	06/05/2018
6452449578	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower advised that they changed carriers and received refund from their old carrier. The borrower verified new policy information and advised that payment was made, provided date with amount. The agent gave the borrower options to send the refund.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	08/12/2019
6452450841	Base	XXXX	XXXX	XXXX	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in regards to a letter recently received.  The borrower stated property had suffered some damage; agent advised borrower to contact their insurance company to report damage and call servicer back to learn about the claim process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	09/17/2019
6452449793	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Loan is performing and there is minimal contact with borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2019	08/13/2019
6452450923	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.  The last payment was received on XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Called the borrower advised that with an added tax bill the escrow payment will increase but will not affect the modification terms.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2019	08/21/2019
6452449779	Base	XXXX	XXXX	XXXX	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower processed a payment in the amount of $X.XX on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	09/30/2019
6452449596	Base	XXXX	XXXX	XXXX	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in for refinance questions
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	09/18/2019
6452449878	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in regarding escrow analysis. The agent generated a new escrow analysis due to insurance update.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2019	10/14/2019
6452450410	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Third party called and was transferred to customer service to discuss general loan modification questions. Call was interrupted due to other call.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2019	02/01/2019
6452449518	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2019	09/14/2019
6452450817	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower request for XXXX XXX to be provided via email.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	08/16/2019
6452449597	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in regarding XX days past due showing on credit report and wanted to know if it could be amended.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2019	12/04/2019
6452450532	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called and scheduled a payment over the phone.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	10/10/2019
6452450771	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The last contact with the borrower was on XX/XX/XXXX to collect previous insurance information.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	09/30/2019
6452450618	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower contact stated rfd: tenant not paying.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	10/17/2019
6452450914	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in a promise to pay.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: XX/XX/XXXX-The property was located in a XXX declared disaster area due to XXX. XXX, XXX, XXX & XXX damages were reported and no claim was filed. A drive by inspection has been done. XX/XX/XXXX- The property was located in a XXX declared disaster area due to XXX. No damages were reported.
								12/31/2019	09/11/2019
6452450821	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Collection comments indicated borrower called and had questions about the here program payment.  Conferenced in customer service to assist with the questions regarding the late fee assessment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2019	09/06/2019
6452450397	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Authorized 3rd party called to decline mod offer on behalf of borrower.  Agent advised that the borrowers themselves would have to call and decline.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Disaster first mentioned XX/XX/XXXX.
								12/31/2019	10/11/2019
6452450875	Base	XXXX	XXXX	XXXX	1	[1] Verbal Dispute - Servicer responded and appears issue is closed
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The customer made a payment of $X.XX.
EVIDENCE OF DISPUTE: Evidence of borrower dispute dated XX/XX/XXXX.  The dispute type is Verbal and the reason is Payment Dispute.  The dispute is resolved and the status indicates Servicer responded and appears issue is closed.  XX/XX/XXXX Commentary states payment dispute. Borrower stated payment was made. Borrower was advise payment made was short due to increase of escrows and Modification interest rate. Borrower made a promise to pay and dispute was resolved.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	12/18/2019
6452451186	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called to discuss the year end statement.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2019	12/03/2019
6452449316	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to make a payment.  Advised borrower of system maintenance issue and to mail in the payment.  Provided mailing address.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is Chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: XX/XX/XXXX Natural disaster occurred due to XXX. Comment on XX/XX/XXXX reflects damage from XXX on XXX and XXX. Damage was resolved and claim was classified as non-monitored on XX/XX/XXXX.
								12/31/2019	08/05/2019
6452450045	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower made a payment in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: Commentary dated XX/XX/XXXX reflects that the property was located in a XXX disaster area affected by XXX.  No property damage was reported.
								12/31/2019	09/19/2019
6452449120	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower made a promise to pay on XX/XX/XXXX in the amount of $X.XX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	07/12/2019
6452449644	Base	XXXX	XXXX	XXXX	3	[3] Cease and Desist Request Received From Mortgagor or 3rd Party
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower verbally opted out of Loss Mit review process.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	05/17/2019
6452450525	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called in and was advised of total amount due. Borrower made a promise to pay $X.XX on XX/XX/XXXX.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is Chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								12/31/2019	09/28/2019
6452449226	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower made a payment .
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								12/31/2019	09/17/2019
6452449967	Base	XXXX	XXXX	XXXX	3	[3] MI Not Being Paid As Required
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower disaster follow up call completed, loan has been returned to normal.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: XXX disaster was declared in XXX for XXX with declaration code XXX. XXX declaration date was XX/XX/XXXX and incident occurred from XX/XX/XXXX to XX/XX/XXXX. No damage was noted.
								12/31/2019	09/26/2019
6452450401	Base	XXXX	XXXX	XXXX	1
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower called in to inquire about escrows on the account and was advised of account current status. Borrower did not want to modify and/or extend the loan and rejected mortgage assistance.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: This property is located in a disaster area designated by XXX. XXX (XXX) declared on XX/XX/XXXX. There was no mention of damages.
								12/31/2019	07/25/2019
6452449495	Base	XXXX	XXXX	XXXX	3	[3] Damaged/Occupied/XXX - Damage remains unresolved and no indication covered by insurance
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower declined the modification due to would add escrow and raise the payment.
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower reported damage on XX/XX/XXXX due to XXX. No evidence a claim was filed or the repairs completed. No further status updates provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: The property is located in a XXX disaster zone due to XXX on XX/XX/XXXX.
								12/31/2019	12/09/2019
6452450028	Base	XXXX	XXXX	XXXX	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The next due and payment received dates are unavailable in the information provided.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Account inquiry.  Requesting a XX-XX month extension.
REASON FOR DEFAULT: The reason for default is curtailment of income.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is good.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								03/31/2017	03/29/2017
6452450321	Base	XXXX	XXXX	XXXX	2	[2] Currently Delinquent Mortgage
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Delinquent.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  called regarding mistake on modification.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
ADDITIONAL INFORMATION: N/A
								03/31/2017	06/05/2017
6452451133	Base	XXXX	XXXX	XXXX	3	[3] Loan is in Foreclosure
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Foreclosure.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The reason for default is UTD.  Unable to determine the reason for default with the information provided.
FORECLOSURE: The file was referred to foreclosure and the referral date is not available in the information provided.  The foreclosure is active and no evidence of holds, delays, or obstructions.  The next projected foreclosure step is first legal/NOD.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is occupied-UTD.
ADDITIONAL INFORMATION: N/A
								03/31/2017	06/05/2017
6452450141	Base	XXXX	XXXX	XXXX	1
EVIDENCE OF DISPUTE: No evidence of borrower dispute.
LOAN STATUS: The current loan status is Performing.
PAY HISTORY: The loan is next due for XX/XX/XXXX.
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Borrower advised employer is operational and Borrower is residing in XXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is UTD.
ADDITIONAL INFORMATION: N/A
								03/31/2017	06/06/2017